Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related party [Abstract]
Related Party Transactions	Related Party Transactions

Accounting Policy

The Company considers a person or entity as a related party if they are a member of key management personnel including their close relatives, an associate or joint venture, those having significant influence over the Company, as well as entities that are under common control or controlled by related parties.

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors. Compensation expense for key management personnel was as follows:

	Year ended Jun 30,
	2022	2021
	$	$
Short-term employment benefits (1)	7,109	5,080
Termination benefit	308	2,583
Directors’ fees (2)	335	458
Share-based compensation (3)	11,026	13,388
Total management compensation (4)	18,778	21,509

(1)Includes meeting fees and committee chair fees.
(2)Share-based compensation represent the fair value of options granted and vested to key management personnel and directors of the Company under the Company’s share-based compensation plans (Note 19).
(3)As of June 30, 2022, $1.6 million is payable or accrued for key management compensation (June 30, 2021 - $0.8 million).

The following is a summary of the significant transactions with related parties:

	Years ended June 30,
	2022	2021
	$	$
Production costs (1)	4,310	5,100
(1)Production costs incurred with (i) Capcium and its subsidiary Gelcan, a company where Aurora holds significant influence; and (ii) Sterigenics Radiation Technologies (“Sterigenics”, formerly Iotron Industries Canada Inc.), an associate of the Company’s joint venture company. Aurora does not have the authority or ability to exert power over either Capcium or Sterigenics’ financial and/or operating decisions (i.e. control).

During the year ended June 30, 2021, the Company sold AHE to the subsidiary’s President and former owner (Note 12(b)).

The following amounts were receivable from (payable to) related parties:

	June 30, 2022	June 30, 2021
	$	$
Equipment loan receivable from investments in associates (1)	—	10,096
Debenture and interest receivable from investment in associate (2)	—	17,170
Production costs with investments in associates (3)(4)	439	—
	439	27,266

(1)Relates to the purchase of production equipment on behalf of the Company’s joint venture, Auralux Enterprises Ltd. (“Auralux”). The loan was fully impaired during the year ended June 30, 2022.
(2)Represents the $6.0 million secured convertible debenture in Choom Holdings Inc. (“Choom”) plus interest receivable bearing interest at 7.0% per annum and maturing on December 23, 2024. Balance at June 30, 2021 represents the $20.0 million unsecured convertible debenture in Choom plus interest receivable, bearing interest at 6.5% per annum and was to mature on November 2, 2022. Refer to Note 6(a) of the Financial Statements for further details. As of June 30, 2022, the 2021 Debenture had a fair value of $0.0 million resulting in an unrealized loss of $6.0 million.
(3)Production costs incurred with (i) Gelcan; and (ii) Sterigenics which provides cannabis processing services to the Company and is party to a common joint venture in Auralux. Pursuant to a manufacturing agreement with Gelcan, the Company is contractually committed to purchase a minimum number of softgels during each calendar year from 2020 and thereafter. If the Company fails to meet the required purchase minimum, then it is required to pay a penalty fee equal to the difference between the actual purchased quantity and the required purchase minimum multiplied by the cost of the softgels. The Company is committed to purchase 42.7 million capsules in calendar 2022, and 20.0 million capsules per calendar year until March 31, 2025.
(4)Amounts are due upon the issuance or receipt of invoices, are unsecured and non-interest bearing.

These transactions are in the normal course of operations and are measured at the exchange value, being the amounts agreed to by the parties.